Debt	9 Months Ended
Sep. 30, 2026
Debt
Debt

5.Debt

As of September 30, 2026, the Company had two loan facilities (each a revolving credit facility), which it has used primarily to finance vessel acquisitions and also for working capital. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the loan facilities, which totaled 20 vessels as of September 30, 2026. ASC and its subsidiary Ardmore Shipping LLC have provided guarantees in respect of the loan facilities and ASC has granted a guarantee over its trade receivables in respect of its $15 million Working Capital Facility (as defined below). These guarantees can be called upon following a payment default. The outstanding principal balances on each loan facility as of September 30, 2026 and December 31, 2025 were as follows:

	As of
In thousands of U.S. Dollars	September 30, 2026	December 31, 2025
$350 million Revolving Credit Facility	60,000	127,000
$15 million Working Capital Facility	1,215	—
Total debt	61,215	127,000
Non-current portion of long-term debt	61,215	127,000

5.Debt (continued)

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
In thousands of U.S. Dollars	September 30, 2026
2026(1)	—
2027	—
2028	—
2029	—
2030	1,215
2031	60,000
61,215

(1) Three-month period ending December 31, 2026

$350 million Revolving Credit Facility

On July 23, 2025, 20 of ASC’s subsidiaries entered into a $350 million revolving credit facility with Nordea Bank AB (publ) (“Nordea”), Skandinaviska Enskilda Banken AB (publ) (“SEB”), ABN AMRO Bank N.V. (“ABN”) and Danske Bank A/S (“Danske”) (the “$350 million Revolving Credit Facility”), the proceeds of which were used to refinance 20 vessels. Interest is calculated at a rate of SOFR plus 1.8%. The revolving facility matures in July 2031. As of September 30, 2026, $60.0 million of the revolving credit facility was drawn down, with $239.8 million undrawn.

Former ABN/CACIB Revolving Credit Facility

On August 5, 2022, seven of ASC’s subsidiaries entered into a $108 million sustainability-linked long-term loan facility with ABN and Credit Agricole Corporate and Investment Bank (“CACIB”) (the “ABN/CACIB Joint Bank Facility”), the proceeds of which were used to finance seven vessels (three under lease arrangements). Interest was calculated at SOFR plus 2.5%. On June 15, 2023, the credit facility was amended to convert 50% of the outstanding balance under the facility into a revolving credit facility. On March 14, 2024, the remaining term loan was also converted to a revolving credit facility. The revolving credit facility was prepaid on July 23, 2025 and refinanced with the $350 million Revolving Credit Facility described above, which was accounted for as a modification.

Former Nordea/SEB Revolving Facility

On August 5, 2022, 12 of ASC’s subsidiaries entered into a $185 million sustainability-linked revolving credit facility with Nordea and SEB (the “Nordea / SEB Revolving Facility”), the proceeds of which were used to refinance 12 vessels (six under lease arrangements). Interest was calculated at a rate of SOFR plus 2.5%. On July 23, 2025, the majority of this revolving credit facility was prepaid and refinanced through the $350 million Revolving Credit Facility. The refinancing was accounted for as a modification. At the date of refinancing, the outstanding balance of $10 million was transferred to the $350 million Revolving Credit Facility.

5.	Debt (continued)

$15 million Working Capital Facility

On August 20, 2025, the Company entered into an amended sustainability-linked $15 million working capital facility with ABN (the “$15 million Working Capital Facility”) to fund working capital. Interest under this facility is calculated at a rate of SOFR plus 3.1%. Interest payments are payable on a quarterly basis. The facility matures in August 2030. As of September 30, 2026, $1.2 million of the facility was drawn down, with $13.8 million undrawn.

Long-term debt financial covenants

The Company’s existing long-term debt facilities described above include certain covenants. The financial covenants require that the Company:

●	maintain minimum solvency of not less than 30%;
●	maintain minimum cash and cash equivalents (of which at least 60% of such minimum amount is held in cash. The remaining 40% can include cash and cash equivalents undrawn under the revolving facilities), based on the number of vessels owned and chartered-in and 5% of outstanding debt; the required minimum cash and cash equivalents as of September 30, 2026 was $18.0 million;
●	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 130% of the debt outstanding for the applicable facility;
●	maintain an adjusted net worth of not less than $200 million; and
●	maintain positive working capital, excluding current portion of debt and leases, balloon repayments and amounts outstanding under the $15 million Working Capital Facility, provided that the facility has a remaining maturity of more than three months.

The Company was in compliance with all of its long-term debt financial covenants as of September 30, 2026 and December 31, 2025.